Other Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Schedule of Shares Purchased in the Open Market For Employees

	Shares	Average price
	purchased	per share
2017	4,718	$77.05
2018	4,647	$100.34
2019	4,918	$126.83